UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue, 19th Floor

         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     Jon R. Persson     New York, NY     May 02, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,897,561 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     4691    76400 SH       SOLE                        0        0    76400
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      584    41857 SH       SOLE                        0        0    41857
CANTEL MEDICAL CORP            COM              138098108      463    43604 SH       SOLE                        0        0    43604
DISCOVER FINL SVCS             COM              254709108     1691   112033 SH       SOLE                        0        0   112033
FINISAR                        COM              31787A101       25    15697 SH       SOLE                        0        0    15697
FOREST CITY ENTERPRISES INC    CL A             345550107      331     9000 SH       SOLE                        0        0     9000
GLOBALOPTIONS GROUP INC        COM NEW          37946D209      402   193387 SH       SOLE                        0        0   193387
ISHARES INC                    MSCI EMU INDEX   464286608     1027     9437 SH       SOLE                        0        0     9437
ISHARES INC                    MSCI PAC J IDX   464286665     1201     8860 SH       SOLE                        0        0     8860
ISHARES TR                     S&P MIDCAP 400   464287507     1385    17817 SH       SOLE                        0        0    17817
ISHARES TR                     S&P 100 IDX FD   464287101   160046  2608737 SH       SOLE                        0        0  2608737
ISHARES TR                     MSCI EAFE IDX    464287465    86570  1203288 SH       SOLE                        0        0  1203288
ISHARES TR                     S&P 500 INDEX    464287200    81738   618888 SH       SOLE                        0        0   618888
ISHARES TR                     RUSSELL 1000     464287622    54090   751453 SH       SOLE                        0        0   751453
ISHARES TR                     RUSSELL 2000     464287655    41327   605168 SH       SOLE                        0        0   605168
ISHARES TR                     RUSSELL MIDCAP   464287499    28201   301454 SH       SOLE                        0        0   301454
ISHARES TR                     S&P EURO PLUS    464287861     8330    79322 SH       SOLE                        0        0    79322
ISHARES TR                     S&P LTN AM 40    464287390      753     2981 SH       SOLE                        0        0     2981
ISHARES TR                     S&P SMLCAP 600   464287804     2165    36132 SH       SOLE                        0        0    36132
ISHARES TR                     MSCI VAL IDX     464288877      604     9219 SH       SOLE                        0        0     9219
ISHARES TR                     RUSSELL1000GRW   464287614      558    10247 SH       SOLE                        0        0    10247
ISHARES TR                     S&P GSSI NATL    464287374      396     3100 SH       SOLE                        0        0     3100
ISHARES TR                     MSCI EMERG MKT   464287234      287     2134 SH       SOLE                        0        0     2134
ISHARES TR                     RUSSELL MCP VL   464287473      382     2968 SH       SOLE                        0        0     2968
ISHARES TR                     FTSE XNHUA IDX   464287184      394     2917 SH       SOLE                        0        0     2917
ISHARES TR                     RUSL 3000 VALU   464287663      228     2411 SH       SOLE                        0        0     2411
ISHARES TR                     RUSSELL1000VAL   464287598     2554    34778 SH       SOLE                        0        0    34778
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      208    93100 SH       SOLE                        0        0    93100
MECHANICAL TECHNOLOGY INC      COM              583538103        6    10977 SH       SOLE                        0        0    10977
MORGAN STANLEY                 COM NEW          617446448     9438   224066 SH       SOLE                        0        0   224066
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    41540   950140 SH       SOLE                        0        0   950140
QUEST DIAGNOSTICS INC          COM              74834l100      231     5100 SH       SOLE                        0        0     5100
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   181551  7300000 SH       SOLE                        0        0  7300000
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308    37611  1350000 SH       SOLE                        0        0  1350000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      572     7718 SH       SOLE                        0        0     7718
SPDR SERIES TRUST              S&P METALS MNG   78464a755      425     6088 SH       SOLE                        0        0     6088
SPDR TR                        UNIT SER 1       78462F103  1093230  8283905 SH       SOLE                        0        0  8283905
TRANE INC                      COM              892893108      468    10200 SH       SOLE                        0        0    10200
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      220     3704 SH       SOLE                        0        0     3704
VANGUARD INDEX FDS             STK MRK ETF      922908769     2799    21365 SH       SOLE                        0        0    21365
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     8803   127965 SH       SOLE                        0        0   127965
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    13445   249444 SH       SOLE                        0        0   249444
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    12727   206365 SH       SOLE                        0        0   206365
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1323    14071 SH       SOLE                        0        0    14071
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    12383   280914 SH       SOLE                        0        0   280914
WASTE SERVICES INC DEL         COM NEW          941075202      158    19415 SH       SOLE                        0        0    19415